SUBSEQUENT EVENTS SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended								12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Oct. 01, 2017	Jul. 02, 2017	Apr. 02, 2017	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 03, 2018	Jan. 08, 2018
Subsequent Event [Line Items]
Net sales		$ 1,939,636,000	$ 2,033,121,000	$ 1,662,991,000	$ 1,879,678,000	$ 1,970,244,000	$ 2,003,454,000	$ 1,637,671,000	$ 1,828,812,000		$ 7,515,426,000	$ 7,440,181,000	$ 7,386,626,000
Long-term Debt		$ 2,361,121,000				$ 2,347,698,000					$ 2,361,121,000	$ 2,347,698,000
Amplify Snack Brands, Inc. [Member] | Minimum | Scenario, Forecast
Subsequent Event [Line Items]
Net sales										$ 375,000
Amplify Snack Brands, Inc. [Member] | Maximum | Scenario, Forecast
Subsequent Event [Line Items]
Net sales										$ 385,000
Subsequent Event
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 908,000
Business Combination, Consideration Transferred Pr Share of Common Stock	$ 12.00
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	$ 607,000
Subsequent Event | Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															$ 1,500,000,000.0
Corporate Debt Securities | Subsequent Event | Notes 2.90% Due 2020 [Domain]
Subsequent Event [Line Items]
Long-term Debt														$ 350,000,000
Interest rate, stated percentage														2.90%
Corporate Debt Securities | Subsequent Event | Notes 3.10% Due 2021 [Domain]
Subsequent Event [Line Items]
Long-term Debt														$ 350,000,000
Interest rate, stated percentage														3.10%
Corporate Debt Securities | Subsequent Event | Notes 3.375% Due 2023 [Member]
Subsequent Event [Line Items]
Long-term Debt														$ 500,000,000
Interest rate, stated percentage														3.375%